Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Accrued expenses:
Accrued legal fees	$ 361,592	$ 1,905,225
Accrued printing costs related to S-4 filing	687,000
Accrued accounting fees		1,600
Total accrued expenses	$ 1,048,592	$ 1,906,825